Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	£ 2,327	£ 1,909
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	138	122
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	1,097	437
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	63	54
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	803	918
Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	130	196
Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	96	182
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	138	122
Financial assets at fair value [member] | FVOCI [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	138	122
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	191	236
Financial assets at fair value [member] | FVTPL [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	93	48
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	2	6
Financial assets at fair value [member] | FVTPL [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	96	182
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	61	48
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	61	48
Financial assets at amortised cost [member] | Financial assets, class [member]
Disclosure of financial assets [line items]
Financial assets	1,937	1,503
Financial assets at amortised cost [member] | Financial assets, class [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	1,004	389
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	803	918
Financial assets at amortised cost [member] | Financial assets, class [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	130	£ 196
Financial assets at amortised cost [member] | Financial assets, class [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	£ 0